RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.  RELATED PARTY TRANSACTIONS

In June 2022, the Company purchased all remaining equity interest of the subsidiary from Viking Data Centers and it ceased to be a related party of the Company. See Note 19 for detail discussion.

Related party transaction

	For the six months ended June 30,
	2022	2023
	US$	US$
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	9,108	—
	9,108	—